GOODWILL (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Impairment loss recognised	$ 1,845,000
Affinity DNA [member]
IfrsStatementLineItems [Line Items]
Goodwill acquired through business combination	455,240
Carrying value	$ 78,000
Key impairment assumptions	Sensitivity analysis undertaken on the key impairment model assumptions indicates that in order for the recoverable amount to be equal to their carrying value for AffinityDNA, the discount rate would need to increase to 17.5% and revenue growth rate would need to decrease by 0.5%. Management is not aware of any events that are expected to have an adverse effect on revenue growth
EasyDNA [member]
IfrsStatementLineItems [Line Items]
Impairment loss recognised	$ 1,845,000